ING VARIABLE ANNUITIES

                                             May 18, 2000

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


          Re:  Separate Account B of Golden American Life
               Insurance Company  EDGAR CIK: 836687
               File Nos. 33-23512, 811-5629
               Prospectus Filing pursuant to Rule 497(c)
               of the Securities Act of 1933, as amended (the "Securities Act")
               ---------------------------------------------------------------

Ladies and Gentlemen:

    Please be advised that in lieu of filing a copy of the Market Manager Series prospectus and Statement of Additional Information under Rule 497(c) of the Securities Act for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the Securities Act:

    (1) The form of the prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in the most recent registration statement or amendment, and

    (2) The text of the most recent registration statement has been filed electronically.

    If you have any questions, comments, or need more information, please do not hesitate to contact the undersigned at (610)425-3516.


                              Sincerely,


                              /s/ Marilyn Talman
                              -----------------------
                              Marilyn Talman
                              Vice President, Associate General
                              Counsel and Assistant Secretary


Fund for Life 05/00 497 Certification Letter

1475 Dunwoody Drive             GOLDENSELECT SERIES
West Chester, PA  19380-1478    Issued by Golden American Life
                                 Insurance Company